Subsequent events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
23 Subsequent events
In March 2025, ING increased its ownership in Van Lanschot Kempen by acquiring an additional 7.2% stake increasing its total interest based on issued share capital from 2.7% to 9.9%, reference is made to Note 3 'Financial assets at fair value through other comprehensive income'. A further increase of the stake was also part of the transaction, but was subject to regulatory approval. As of 24 July 2025, ING holds a total of 20.3% stake in Van Lanschot Kempen. Despite ING holding over 20% voting rights in VLK (a presumption of significant influence in IFRS), this presumption is rebutted given that ING holds rights similar to other ordinary shareholders where voting does not include financial and operating policy decisions and ING does not have the rights or ability to obtain board representation. Therefore, the increased investment in VLK will be classified and measured at fair value through other comprehensive income in subsequent periods consistent with ING’s passive investment purpose.
There are no other subsequent events.